Lease Liabilities - Summary of Operating Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease cost	$ 20,624,622	$ 18,040,356
Variable lease cost	4,109,277	3,478,748
Short-term lease cost	246,785	170,366
Total operating lease cost	$ 24,980,684	$ 21,689,470